Madison Mosaic Investors Fund
FUND SUMMARY: INVESTORS FUND
Investment Objectives/Goals
The investment objective of the Investors Fund is to seek long-term growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Investors Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Investors Fund Class Y
Management fee		0.75%
Distribution (12b-1) fees		none
Other expenses		0.35%
Total annual fund operating expenses		1.10%
Less: Fee waivers and/or expense reimbursements		(0.11%)
Net expenses	[1]	0.99%
[1]	Effective February 6, 2009, the Fund's total annual fund operating expenses were capped at 0.99%. This fee cap cannot be terminated prior to April 30, 2013 without the Board of Trustees' consent and will expire on such date, unless renewed.

Example:

This example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Investors Fund Class Y	101	339	597	1,337

Portfolio Turnover

The Investors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Investors Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Investors Fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. The adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Investors Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Investors Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.90% (quarter ended 6-30-09)
Lowest:	-23.86% (quarter ended 12-31-08)

Investors Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Investors Fund	1 Year	5 Years	10 Years
Class Y	none	(0.37%)	2.32%
Class Y Return after taxes on distributions	(0.14%)	(0.96%)	1.79%
Class Y Return after taxes on distributions and sale of fund shares	0.18%	(0.37%)	1.95%
S&P 500® Index	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Mid-Cap Fund
FUND SUMMARY: MID-CAP FUND
Investment Objectives/Goals
The investment objective of the Mid-Cap Fund is to seek long-term growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Mosaic Mid-Cap Fund (USD $)	Class Y	Class R6
Maximum sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Mosaic Mid-Cap Fund	Class Y	Class R6
Management fee	0.75%	0.75%
Distribution (12b-1) fees	none	none
Other expenses	0.50%	0.02%
Total annual fund operating expenses	1.25%	0.77%

Example:

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Mosaic Mid-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	127	397	686	1,511
Class R6	79	246	428	954

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of mid-sized companies.  For this purpose, a “mid-sized company” is one with a market capitalization similar to those companies in the Russell Midcap® Index.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. The adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Mid Cap Company Risk.  The smaller companies held by the Fund may have greater market risk than stocks of more established companies.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Mid-Cap Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Mid-Cap Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	16.96% (quarter ended 6-30-09)
Lowest:	-21.70% (quarter ended 12-31-08)

Mid-Cap Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Mid-Cap Fund	1 Year	5 Years	10 Years
Class Y	5.10%	1.77%	5.45%
Class Y Return after taxes on distributions	4.44%	1.06%	4.71%
Class Y Return after taxes on distributions and sale of fund shares	4.21%	1.33%	4.55%
Russell Midcap® Index	(1.55%)	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Disciplined Equity Fund
FUND SUMMARY: DISCIPLINED EQUITY FUND
Investment Objectives/Goals
The investment objective of the Disciplined Equity Fund is to seek long-term growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Equity Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Mosaic Disciplined Equity Fund (USD $)	Class Y	Class R6
Maximum sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Mosaic Disciplined Equity Fund	Class Y		Class R6
Management fee	0.75%		0.75%
Distribution (12b-1) fees	none		none
Other expenses	0.24%	[1]	0.02%
Total annual fund operating expenses	0.99%	[2]	0.77%
Less: Fee waivers and/or expense reimbursements	(0.03%)	[1]	none
Net expenses	0.96%		0.77%
[1]	Under a separate services agreement, the Fund's investment adviser provides or arranges for the Fund to have all operational support services needed by the Fund for a fee of 0.24% (annualized) for the first $100 million of net assets, and 0.20% (annualized) for net assets in excess of $100 million. For the first $100 million of net assets, the Fund's investment adviser has contractually agreed to waive "other expenses" from 0.24% to 0.21% (annualized) until at least April 30, 2013. This agreement cannot be terminated prior to April 30, 2013 without the consent of the Board of Trustees.
[2]	Total annual fund operating expenses for the period ended December 31, 2011 do not match the financial statements due to rounding.

Example:

This example is intended to help you compare the cost of investing in the Disciplined Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Disciplined Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Mosaic Disciplined Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	98	312	544	1,212
Class R6	79	246	428	954

Portfolio Turnover

The Disciplined Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Disciplined Equity Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Disciplined Equity Fund seeks to achieve its investment objective by diversifying its investments among common stocks in all equity market economic sectors, investing at least 80% of its assets in such securities.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 50-65 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. The adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Increased Trading Cost Risk.  The Fund may engage in short term trading to achieve its investment objective.  Accordingly, the Fund may incur increased trading costs than other more passively managed funds.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Disciplined Equity Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Disciplined Equity Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.05% (quarter ended 6-30-09)
Lowest:	-22.17% (quarter ended 12-31-08)

Disciplined Equity Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Disciplined Equity Fund	1 Year	5 Years	10 Years
Class Y	1.68%	1.16%	2.61%
Class Y Return after taxes on distributions	1.42%	0.56%	2.11%
Class Y Return after taxes on distributions and sale of fund shares	1.43%	0.85%	2.11%
S&P 500® Index	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Dividend Income Fund
FUND SUMMARY: DIVIDEND INCOME FUND (formerly the Balanced Fund)
Investment Objectives/Goals
The investment objective of the Dividend Income Fund is to seek to produce current income while providing an opportunity for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Income Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Dividend Income Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Dividend Income Fund Class Y
Management fee	0.75%
Distribution (12b-1) fees	none
Other expenses	0.50%
Total annual fund operating expenses	1.25%

Example:

This example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Dividend Income Fund Class Y	127	397	686	1,511

Portfolio Turnover

The Dividend Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Dividend Income Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Dividend Income Fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of dividends, with the ability to increase dividends over time.  Under normal market conditions, at least 80% of the Fund’s net assets will be invested in dividend paying equity securities.  The adviser will identify investment opportunities by screening for companies that generally have the following characteristics:  (i) a dividend yield of at least 100% of the market dividend yield (for this purpose, the “market” is the S&P 500); (ii) a strong balance sheet; (iii) a dividend that has been maintained and which is likely to increase; (iv) trade on the high side of the company’s historical relative dividend yield, due to issues which the adviser views as temporary; and (v) other compelling valuation characteristics.  Under normal market conditions, the Fund expects to be fully invested in equity securities, but will maintain the flexibility to hold up to 20% of the Fund’s assets in investment grade fixed income securities when warranted in the discretion of the adviser.  Additionally, the adviser may write (sell) covered call options against equity holdings, not to exceed 25% of the Fund’s equity holdings.  The Fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 40-60 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

The Fund’s investment strategy reflects the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund is unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Interest Rate Risk.  To the extent the Fund invests in fixed income securities (i.e., bonds), the Fund will be subject to interest rate risk.  When interest rates go up, bond prices tend to go down. The value of bonds in the Fund are likely to fall as interest rates rise, causing the Fund’s share price to fall as well.  The greater the percentage of the Fund’s investment in bonds, the greater its interest rate risk. You should also understand that the longer the maturity of any bond, the greater the effect changes in interest rates will have on its price. The Fund’s average maturity will normally be 10 years or less.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Dividend Income Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As you review the performance data below, please be aware that effective March 1, 2012, the Fund changed its name from the Madison Mosaic Balanced Fund to the Madison Mosaic Dividend Income Fund and changed its investment policies.  As a result, the manner in which the Fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the Fund’s historical performance may not be relevant to current (and future) investors.

Dividend Income Fund Calendar Year Returns for Class Y Shares[1]

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	14.19% (quarter ended 6-30-09)
Lowest:	-12.69% (quarter ended 12-31-08)

Dividend Income Fund Average Annual Total Returns[1] (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Dividend Income Fund	1 Year	5 Years	10 Years
Class Y	1.73%	2.35%	3.38%
Class Y Return after taxes on distributions	1.18%	1.69%	2.65%
Class Y Return after taxes on distributions and sale of fund shares	1.84%	1.85%	2.69%
S&P 500® Index	2.11%	(0.25%)	2.92%

[1] For the periods shown prior to March 1, 2012 in the above charts, the Fund returns reflect the Fund’s performance prior to the change in investment  strategy from the Balanced Fund to the Dividend Income Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

NorthRoad International Fund
FUND SUMMARY: NORTHROAD INTERNATIONAL FUND
Investment Objectives/Goals
The NorthRoad International Fund seeks long-term capital appreciation by investing in non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the NorthRoad International Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees NorthRoad International Fund (USD $)	Class Y	Class R6
Maximum sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NorthRoad International Fund	Class Y		Class R6
Management fee	0.80%	[1]	0.80%
Distribution (12b-1) fees	none		none
Other expenses	0.35%	[1]	0.02%
Total annual fund operating expenses	1.15%		0.82%
[1]	The expense information in the table has been restated to reflect current fees.

Example:

This example is intended to help you compare the cost of investing in the NorthRoad International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the NorthRoad International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example NorthRoad International Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	117	365	633	1,398
Class R6	84	262	455	1,014

Portfolio Turnover

The NorthRoad International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the NorthRoad International Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

The NorthRoad International Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of companies with a market capitalization of approximately $3 billion or greater that are domiciled in countries other than the U.S.  The Fund may invest directly in these securities, or may invest through American Depository Receipts (“ADRs”), which are receipts typically issued by a U.S. financial institution evidencing ownership of underlying securities of foreign corporate issuers.  The Fund expects to have a relatively focused portfolio of between 25-40 holdings, and will invest its assets using a value-oriented, bottom-up, fundamental investment process.

The Fund’s investment strategy reflects the general “Participate and Protect®” investment philosophy which is utilized by both the Fund’s adviser and subadviser.  The expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  For example, foreign securities are typically subject to:

·         Fluctuations in currency exchange rates.

·         Higher trading and custody charges (including foreign tax withholding on dividends paid) compared to securities of U.S. companies.

·         Different accounting and reporting practices than U.S. companies.

·         Less stringent securities regulations than those of the U.S.

·         Potential economic instability.  Differences in gross national product, rate of inflation and industry diversification may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Risk/Return Bar Chart and Table

The bar chart and table below demonstrate the variability of the NorthRoad International Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As you review the performance data below, please be aware that effective June 30, 2011, the Fund changed its name from the Madison Mosaic Small/Mid-Cap Fund to the NorthRoad International Fund and changed its investment objective and investment policies, and added a subadviser to manage its assets.  As a result, the manner in which the Fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the Fund’s historical performance may not be relevant to current (and future) investors.

NorthRoad International Fund Calendar Year Returns for Class Y Shares [1]

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.17% (quarter ended 6-30-09)
Lowest:	-17.36% (quarter ended 9-30-11)

NorthRoad International Fund Average Annual Total Returns* (for the periods ended December 31, 2010)
Average Annual Total Returns NorthRoad International Fund		1 Year	Since Inception
Class Y		(6.43%)	12.84%
Class Y Return after taxes on distributions		(10.65%)	9.61%
Class Y Return after taxes on distributions and sale of fund shares		(0.12%)	10.05%
MSCI EAFE	[1]	(12.14%)	7.66%
Russell 2500® Index	[1]	(2.51%)	18.41%
[1]	Effective June 30, 2011, the Russell 2500® Index was replaced with the MSCI EAFE Index (net) as the benchmark against which the Fund measures its performance because Madison believes the new index better reflects the Fund's investment strategies.

* For the periods shown prior to June 30, 2011 in the above charts, the Fund returns reflect the Fund’s performance prior to the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index returns shown do not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 1, 2012
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000710977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Madison Mosaic Investors Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net expenses	rr_NetExpensesOverAssets	0.99%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,337
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	2.32%
Madison Mosaic Investors Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
5 Years	rr_AverageAnnualReturnYear05	(0.96%)
10 Years	rr_AverageAnnualReturnYear10	1.79%
Madison Mosaic Investors Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	1.95%
Madison Mosaic Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: INVESTORS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Investors Fund is to seek long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Investors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Investors Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Investors Fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. The adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Investors Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investors Fund Calendar Year Returns for Class Y Shares
Annual Return 2002	rr_AnnualReturn2002	(16.94%)
Annual Return 2003	rr_AnnualReturn2003	22.14%
Annual Return 2004	rr_AnnualReturn2004	11.49%
Annual Return 2005	rr_AnnualReturn2005	(2.81%)
Annual Return 2006	rr_AnnualReturn2006	16.55%
Annual Return 2007	rr_AnnualReturn2007	(0.18%)
Annual Return 2008	rr_AnnualReturn2008	(33.40%)
Annual Return 2009	rr_AnnualReturn2009	33.73%
Annual Return 2010	rr_AnnualReturn2010	10.44%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.90% (quarter ended 6-30-09)
Lowest:	-23.86% (quarter ended 12-31-08)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
Performance Table Heading	rr_PerformanceTableHeading	Investors Fund Average Annual Total Returns (for the period ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Investors Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Madison Mosaic Mid-Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	5.10%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Madison Mosaic Mid-Cap Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	1.06%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Madison Mosaic Mid-Cap Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Madison Mosaic Mid-Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Madison Mosaic Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: MID-CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Mid-Cap Fund is to seek long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mid-Cap Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of mid-sized companies.  For this purpose, a “mid-sized company” is one with a market capitalization similar to those companies in the Russell Midcap® Index.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. The adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Mid Cap Company Risk.  The smaller companies held by the Fund may have greater market risk than stocks of more established companies.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Mid-Cap Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Mid-Cap Fund Calendar Year Returns for Class Y Shares
Annual Return 2002	rr_AnnualReturn2002	(12.87%)
Annual Return 2003	rr_AnnualReturn2003	28.53%
Annual Return 2004	rr_AnnualReturn2004	18.90%
Annual Return 2005	rr_AnnualReturn2005	0.55%
Annual Return 2006	rr_AnnualReturn2006	16.32%
Annual Return 2007	rr_AnnualReturn2007	8.62%
Annual Return 2008	rr_AnnualReturn2008	(36.61%)
Annual Return 2009	rr_AnnualReturn2009	24.51%
Annual Return 2010	rr_AnnualReturn2010	21.15%
Annual Return 2011	rr_AnnualReturn2011	5.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	16.96% (quarter ended 6-30-09)
Lowest:	-21.70% (quarter ended 12-31-08)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.70%)
Performance Table Heading	rr_PerformanceTableHeading	Mid-Cap Fund Average Annual Total Returns (for the period ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Mid-Cap Fund | Russell Midcap® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Madison Mosaic Disciplined Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net expenses	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	544
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,212
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Madison Mosaic Disciplined Equity Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Madison Mosaic Disciplined Equity Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Madison Mosaic Disciplined Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net expenses	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Madison Mosaic Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: DISCIPLINED EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Disciplined Equity Fund is to seek long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Disciplined Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Disciplined Equity Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Disciplined Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Disciplined Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Disciplined Equity Fund seeks to achieve its investment objective by diversifying its investments among common stocks in all equity market economic sectors, investing at least 80% of its assets in such securities.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 50-65 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. The adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Increased Trading Cost Risk.  The Fund may engage in short term trading to achieve its investment objective.  Accordingly, the Fund may incur increased trading costs than other more passively managed funds.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Disciplined Equity Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Disciplined Equity Fund Calendar Year Returns for Class Y Shares
Annual Return 2002	rr_AnnualReturn2002	(14.17%)
Annual Return 2003	rr_AnnualReturn2003	16.73%
Annual Return 2004	rr_AnnualReturn2004	6.83%
Annual Return 2005	rr_AnnualReturn2005	(2.34%)
Annual Return 2006	rr_AnnualReturn2006	16.83%
Annual Return 2007	rr_AnnualReturn2007	9.05%
Annual Return 2008	rr_AnnualReturn2008	(34.20%)
Annual Return 2009	rr_AnnualReturn2009	32.50%
Annual Return 2010	rr_AnnualReturn2010	9.58%
Annual Return 2011	rr_AnnualReturn2011	1.68%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.05% (quarter ended 6-30-09)
Lowest:	-22.17% (quarter ended 12-31-08)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
Performance Table Heading	rr_PerformanceTableHeading	Disciplined Equity Fund Average Annual Total Returns (for the period ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Disciplined Equity Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Madison Mosaic Dividend Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Madison Mosaic Dividend Income Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Madison Mosaic Dividend Income Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.84%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Madison Mosaic Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: DIVIDEND INCOME FUND (formerly the Balanced Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dividend Income Fund is to seek to produce current income while providing an opportunity for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Dividend Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Dividend Income Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Dividend Income Fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of dividends, with the ability to increase dividends over time.  Under normal market conditions, at least 80% of the Fund’s net assets will be invested in dividend paying equity securities.  The adviser will identify investment opportunities by screening for companies that generally have the following characteristics:  (i) a dividend yield of at least 100% of the market dividend yield (for this purpose, the “market” is the S&P 500); (ii) a strong balance sheet; (iii) a dividend that has been maintained and which is likely to increase; (iv) trade on the high side of the company’s historical relative dividend yield, due to issues which the adviser views as temporary; and (v) other compelling valuation characteristics.  Under normal market conditions, the Fund expects to be fully invested in equity securities, but will maintain the flexibility to hold up to 20% of the Fund’s assets in investment grade fixed income securities when warranted in the discretion of the adviser.  Additionally, the adviser may write (sell) covered call options against equity holdings, not to exceed 25% of the Fund’s equity holdings.  The Fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 40-60 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

The Fund’s investment strategy reflects the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund is unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Interest Rate Risk.  To the extent the Fund invests in fixed income securities (i.e., bonds), the Fund will be subject to interest rate risk.  When interest rates go up, bond prices tend to go down. The value of bonds in the Fund are likely to fall as interest rates rise, causing the Fund’s share price to fall as well.  The greater the percentage of the Fund’s investment in bonds, the greater its interest rate risk. You should also understand that the longer the maturity of any bond, the greater the effect changes in interest rates will have on its price. The Fund’s average maturity will normally be 10 years or less.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Dividend Income Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As you review the performance data below, please be aware that effective March 1, 2012, the Fund changed its name from the Madison Mosaic Balanced Fund to the Madison Mosaic Dividend Income Fund and changed its investment policies.  As a result, the manner in which the Fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the Fund’s historical performance may not be relevant to current (and future) investors.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Dividend Income Fund Calendar Year Returns for Class Y Shares[1]
Annual Return 2002	rr_AnnualReturn2002	(9.13%)
Annual Return 2003	rr_AnnualReturn2003	15.29%
Annual Return 2004	rr_AnnualReturn2004	8.19%
Annual Return 2005	rr_AnnualReturn2005	(2.16%)
Annual Return 2006	rr_AnnualReturn2006	11.96%
Annual Return 2007	rr_AnnualReturn2007	2.24%
Annual Return 2008	rr_AnnualReturn2008	(19.92%)
Annual Return 2009	rr_AnnualReturn2009	24.82%
Annual Return 2010	rr_AnnualReturn2010	8.02%
Annual Return 2011	rr_AnnualReturn2011	1.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	14.19% (quarter ended 6-30-09)
Lowest:	-12.69% (quarter ended 12-31-08)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.69%)
Performance Table Heading	rr_PerformanceTableHeading	Dividend Income Fund Average Annual Total Returns[1] (for the period ended December 31, 2011)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

[1] For the periods shown prior to March 1, 2012 in the above charts, the Fund returns reflect the Fund’s performance prior to the change in investment  strategy from the Balanced Fund to the Dividend Income Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Dividend Income Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
NorthRoad International Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	(6.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.84%
NorthRoad International Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
NorthRoad International Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
NorthRoad International Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
NorthRoad International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NORTHROAD INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NorthRoad International Fund seeks long-term capital appreciation by investing in non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the NorthRoad International Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The NorthRoad International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the NorthRoad International Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the NorthRoad International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the NorthRoad International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The NorthRoad International Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of companies with a market capitalization of approximately $3 billion or greater that are domiciled in countries other than the U.S.  The Fund may invest directly in these securities, or may invest through American Depository Receipts (“ADRs”), which are receipts typically issued by a U.S. financial institution evidencing ownership of underlying securities of foreign corporate issuers.  The Fund expects to have a relatively focused portfolio of between 25-40 holdings, and will invest its assets using a value-oriented, bottom-up, fundamental investment process.

The Fund’s investment strategy reflects the general “Participate and Protect®” investment philosophy which is utilized by both the Fund’s adviser and subadviser.  The expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  For example, foreign securities are typically subject to:

·         Fluctuations in currency exchange rates.

·         Higher trading and custody charges (including foreign tax withholding on dividends paid) compared to securities of U.S. companies.

·         Different accounting and reporting practices than U.S. companies.

·         Less stringent securities regulations than those of the U.S.

·         Potential economic instability.  Differences in gross national product, rate of inflation and industry diversification may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the NorthRoad International Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As you review the performance data below, please be aware that effective June 30, 2011, the Fund changed its name from the Madison Mosaic Small/Mid-Cap Fund to the NorthRoad International Fund and changed its investment objective and investment policies, and added a subadviser to manage its assets.  As a result, the manner in which the Fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the Fund’s historical performance may not be relevant to current (and future) investors.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	NorthRoad International Fund Calendar Year Returns for Class Y Shares [1]
Annual Return 2009	rr_AnnualReturn2009	29.66%
Annual Return 2010	rr_AnnualReturn2010	18.42%
Annual Return 2011	rr_AnnualReturn2011	(6.43%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.17% (quarter ended 6-30-09)
Lowest:	-17.36% (quarter ended 9-30-11)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
Performance Table Heading	rr_PerformanceTableHeading	NorthRoad International Fund Average Annual Total Returns* (for the periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

* For the periods shown prior to June 30, 2011 in the above charts, the Fund returns reflect the Fund’s performance prior to the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index returns shown do not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information current to the most recent month-end is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

NorthRoad International Fund | MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[5]
NorthRoad International Fund | Russell 2500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	18.41%	[5]
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Under a separate services agreement, the Fund's investment adviser provides or arranges for the Fund to have all operational support services needed by the Fund for a fee of 0.24% (annualized) for the first $100 million of net assets, and 0.20% (annualized) for net assets in excess of $100 million. For the first $100 million of net assets, the Fund's investment adviser has contractually agreed to waive "other expenses" from 0.24% to 0.21% (annualized) until at least April 30, 2013. This agreement cannot be terminated prior to April 30, 2013 without the consent of the Board of Trustees.
[3]	Total annual fund operating expenses for the period ended December 31, 2011 do not match the financial statements due to rounding.
[4]	Effective February 6, 2009, the Fund's total annual fund operating expenses were capped at 0.99%. This fee cap cannot be terminated prior to April 30, 2013 without the Board of Trustees' consent and will expire on such date, unless renewed.
[5]	Effective June 30, 2011, the Russell 2500® Index was replaced with the MSCI EAFE Index (net) as the benchmark against which the Fund measures its performance because Madison believes the new index better reflects the Fund's investment strategies.